Mortgage Servicing Rights	12 Months Ended
Dec. 31, 2023
Servicing Asset [Abstract]
Mortgage Servicing Rights
NOTE I—MORTGAGE SERVICING RIGHTS
Mortgage loans serviced for others are not included in the accompanying Consolidated Balance Sheets. The value of mortgage servicing rights (“MSRs”) is included on the Company’s Consolidated Balance Sheets.
The unpaid principal balances of loans serviced for others were approximately $1,202,448,000 and $3,381,485,000 at December 31, 2023 and 2022, respectively.
The estimated fair value of the mortgage servicing rights was $13,427,000 and $41,880,000 at December 31, 2023 and December 31, 2022, respectively. The estimated fair value of servicing rights at December 31, 2023 was determined using a net servicing fee of 0.25%, average discount rates ranging from 10.50% to 10.82% with a weighted average discount rate of 10.58%, average constant prepayment rates (“CPR”) ranging from 7.84% to 10.25% with a weighted average prepayment rate of 9.43%, depending upon the stratification of the specific servicing right, and a delinquency rate, including loans on forbearance of 3.29%. The estimated fair value of servicing rights at December 31, 2022 was determined using a net servicing fee of 0.25%, average discount rates ranging from 10.50% to 10.74% with a weighted average discount rate of 10.62%, average constant prepayment rates (“CPR”) ranging from 5.66% to 7.62% with a weighted average prepayment rate of 6.30%, depending upon the stratification of the specific servicing right, and a delinquency rate, including loans on forbearance of 2.19%. Please refer to Note V in these Notes to Consolidated Financial Statements for additional information concerning the fair value of MSRs.
The following presents the activity in mortgage servicing rights, including their valuation allowance for the year ended December 31, 2023 and 2022:

(In thousands)	Year Ended December 31, 2023	Year Ended December 31, 2022
MSRs beginning balance	$21,022	$24,027
Amount sold	(15,001)	0
Amount capitalized	715	1,417
Amount amortized	(2,182)	(4,422)

MSRs ending balance	$4,554	$21,022

MSRs valuation allowance beginning balance	$0	$(883)
Aggregate additions charged and recoveries credited to operations	0	883
MSRs impairment	0	0

MSRs valuation allowance ending balance	$0	$0

MSRs, net of valuation allowance	$4,554	$21,022

In determining impairment, the Company aggregates all servicing rights and stratifies them into tranches based on predominant risk characteristics. The estimated amortization expense is based on current information regarding future loan payments and prepayments. Amortization expense could change in future periods based on changes in the volume of prepayments and economic factors.